SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Compensation	$ 1,079,839	$ 857,037
Legal and professional	98,477	257,926
Clinical	160,371	15,350
Other	60,035	19,498
Total accrued expenses	$ 1,398,722	$ 1,149,811